JPMorgan Europe Dynamic Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EUROPE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.41%	10.30%	8.52%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	42.15%	12.05%	8.55%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	40.58%	11.27%	8.01%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	25.49%	9.47%	6.93%